AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 97.9%
Communication Services - 2.5%
Gray Television, Inc.	237,201	$1,641,431
IMAX Corp. (Canada)*	143,760	2,777,443
Ziff Davis, Inc.*	23,035	1,467,099

Total Communication Services		5,885,973
Consumer Discretionary - 10.6%
Academy Sports & Outdoors, Inc.	62,375	2,948,466
Boot Barn Holdings, Inc.*	63,077	5,121,222
First Watch Restaurant Group, Inc.*	243,576	4,211,429
Group 1 Automotive, Inc.	29,639	7,964,296
Helen of Troy, Ltd.*	23,135	2,696,615
Topgolf Callaway Brands Corp.*,1	142,374	1,970,456

Total Consumer Discretionary		24,912,484
Consumer Staples - 2.0%
Central Garden & Pet Co.*,1	105,520	4,657,653
Energy - 11.8%
California Resources Corp.	40,910	2,291,369
Chord Energy Corp	23,990	3,888,059
Crescent Energy Co., Class A1	174,220	2,202,141
Earthstone Energy, Inc., Class A*	236,648	4,789,756
Magnolia Oil & Gas Corp., Class A	141,505	3,241,880
Matador Resources Co.	60,076	3,573,321
Northern Oil and Gas, Inc.[1]	72,810	2,929,146
ProPetro Holding Corp.*	234,364	2,491,289
Solaris Oilfield Infrastructure, Inc., Class A	201,540	2,148,416

Total Energy		27,555,377
Financials - 26.4%
Ameris Bancorp	83,734	3,214,548
Atlantic Union Bankshares Corp.[1]	121,089	3,484,942
Cathay General Bancorp	78,612	2,732,553
City Holding Co.	34,844	3,148,155
Community Bank System, Inc.	56,880	2,400,905
Enterprise Financial Services Corp.	53,180	1,994,250
Federal Agricultural Mortgage Corp., Class C	31,910	4,923,713
First Financial Bancorp	127,599	2,500,940
First Interstate BancSystem, Inc., Class A	119,795	2,987,687
Glacier Bancorp, Inc.[1]	58,800	1,675,800
International Bancshares Corp.	77,938	3,377,833
OceanFirst Financial Corp.	132,398	1,915,799
Pacific Premier Bancorp, Inc.	95,004	2,067,287
Piper Sandler Cos.	31,842	4,626,961
PJT Partners, Inc., Class A	48,706	3,869,205
	Shares	Value

Seacoast Banking Corp. of Florida	81,807	$1,796,482
Selective Insurance Group, Inc.	60,740	6,266,546
Stifel Financial Corp.	57,705	3,545,395
Walker & Dunlop, Inc.	50,630	3,758,771
WesBanco, Inc.	64,468	1,574,309

Total Financials		61,862,081
Health Care - 7.9%
Arcutis Biotherapeutics, Inc.*,1	222,617	1,182,096
BioCryst Pharmaceuticals, Inc.*,1	255,560	1,809,365
Integer Holdings Corp.*	48,029	3,766,915
Ligand Pharmaceuticals, Inc.*	33,820	2,026,494
NeoGenomics, Inc.*,1	222,308	2,734,388
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Orthofix Medical, Inc.*	153,375	1,972,403
Supernus Pharmaceuticals, Inc.*	107,291	2,958,013
Ultragenyx Pharmaceutical, Inc.*	55,149	1,966,062

Total Health Care		18,415,736
Industrials - 15.5%
Atkore, Inc.*	28,291	4,220,734
CBIZ, Inc.*	92,589	4,805,369
Columbus McKinnon Corp.	95,222	3,324,200
Comfort Systems USA, Inc.	28,938	4,931,325
Herc Holdings, Inc.	20,050	2,384,747
Hillenbrand, Inc.	63,101	2,669,803
ICF International, Inc.	14,863	1,795,599
Primoris Services Corp.	114,670	3,753,149
Terex Corp.	79,410	4,575,604
UFP Industries, Inc.	38,687	3,961,549

Total Industrials		36,422,079
Information Technology - 4.0%
American Software, Inc., Class A	200,553	2,298,337
Power Integrations, Inc.	43,200	3,296,592
Silicon Laboratories, Inc.*	17,062	1,977,315
Viavi Solutions, Inc.*	206,825	1,890,381

Total Information Technology		9,462,625
Materials - 4.8%
Minerals Technologies, Inc.	40,511	2,218,382
Orion, S.A.	194,251	4,133,661
Schnitzer Steel Industries, Inc., Class A	63,370	1,764,855
Worthington Industries, Inc.	50,583	3,127,041

Total Materials		11,243,939

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 9.0%
Agree Realty Corp., REIT	46,350	$2,560,374
Four Corners Property Trust, Inc., REIT	140,818	3,124,751
Getty Realty Corp., REIT	116,272	3,224,223
Independence Realty Trust, Inc., REIT	301,322	4,239,600
LXP Industrial Trust, REIT	162,124	1,442,904
STAG Industrial, Inc., REIT	88,870	3,066,904
Summit Hotel Properties, Inc., REIT	210,390	1,220,262
Xenia Hotels & Resorts, Inc., REIT	177,446	2,090,314

Total Real Estate		20,969,332
Utilities - 3.4%
IDACORP, Inc.	35,106	3,287,677
Northwestern Energy Group, Inc.	49,708	2,388,966
Southwest Gas Holdings, Inc.	38,239	2,310,018

Total Utilities		7,986,661

Total Common Stocks (Cost $209,780,494)		229,373,940

	Principal Amount
Short-Term Investments - 4.4%
Joint Repurchase Agreements - 2.2%[4]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,274,967 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $1,299,883)	$1,274,395	1,274,395
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $1,274,961 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $1,299,883)	1,274,395	1,274,395
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.400% total to be received $1,300,988 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/27 - 09/15/65, totaling $1,327,008)	$1,300,403	$1,300,403
National Bank Financial, Inc., dated 09/29/23, due 10/02/23, 5.340% total to be received $52,234 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/17/23 - 08/15/53, totaling $53,255)	52,211	52,211
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,300,987 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $1,326,411)	1,300,403	1,300,403

Total Joint Repurchase Agreements		5,201,807
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $3,136,345 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $3,197,742)	3,135,000	3,135,000
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $1,865,800 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $1,902,313)	1,865,000	1,865,000

Total Repurchase Agreements		5,000,000

Total Short-Term Investments (Cost $10,201,807)		10,201,807
Total Investments - 102.3% (Cost $219,982,301)		239,575,747
Other Assets, less Liabilities - (2.3)%		(5,396,201)
Net Assets - 100.0%		$234,179,546

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,421,612 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2,2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At September 30, 2023, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$61,862,081	—	—	$61,862,081
Industrials	36,422,079	—	—	36,422,079
Energy	27,555,377	—	—	27,555,377
Consumer Discretionary	24,912,484	—	—	24,912,484
Real Estate	20,969,332	—	—	20,969,332
Health Care	18,415,736	—	$0	18,415,736
Materials	11,243,939	—	—	11,243,939
Information Technology	9,462,625	—	—	9,462,625
Utilities	7,986,661	—	—	7,986,661
Communication Services	5,885,973	—	—	5,885,973
Consumer Staples	4,657,653	—	—	4,657,653
Short-Term Investments
Joint Repurchase Agreements	—	$5,201,807	—	5,201,807
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments in Securities	$229,373,940	$10,201,807	$0	$239,575,747

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended September 30, 2023, the change in unrealized depreciation was $0.
For the period ended September 30, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,421,612	$5,201,807	$7,596,224	$12,798,031
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.404%	01/15/24-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.